Related Party Transaction and Balances - Schedule of Balances with Related Parties (Details)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Lianwai Kindergarten [Member]
Due to related parties:
Due to related parties	¥ 1,817,485
Qingtian Zhongyi [Member]
Due to related parties:
Due to related parties			8,000,000
Related Party [Member]
Due to related parties:
Due to related parties	1,817,485	$ 248,994	8,000,000
Due from a related party:
Due from a related party	9,542,000	$ 1,307,249	10,750,000
Qingtian International School [Member]
Due from a related party:
Due from a related party	¥ 9,542,000		¥ 10,750,000